Changes in Carrying Amount of Goodwill (Detail) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Goodwill [Roll Forward]
Balance as of January 1	$ 2,718,040	16,864,350	3,877,564	2,419,542
Goodwill acquired	89,376	554,541	12,986,790	1,458,023
Foreign currency translation adjustment	0	4	(4)	(1)
Balance as of December 31	$ 2,807,416	17,418,895	16,864,350	3,877,564